Annual Fund Operating Expenses - Class A Class C and Institutional Class - Weakening Dollar 2x Strategy Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.75%	[1]
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.94%	[2]
Fee Waiver (and/or expense reimbursement)	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.90%	[2]
Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.76%	[1]
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	2.70%	[2]
Fee Waiver (and/or expense reimbursement)	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	2.66%	[2]

[1]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed, through August 1, 2022, to waive the amount of the Fund's management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Advisor or any of its affiliates also serves as investment manager. The agreement may be terminated by the Advisor at the conclusion of any one-year term or by the Fund's Board of Trustees at any time, and when the Advisor ceases to serve as such.